LEASE LIABILITES	3 Months Ended
Mar. 31, 2023
LEASE LIABILITES

13. LEASE LIABILITES

The Company leases certain assets under lease agreements. The lease liabilities consist of leases of facilities and vehicles with terms ranging from one to five years. The leases are calculated using incremental borrowing rates ranging from 7.5% to 10.5%

		Total
Balance at December 31, 2021		$489,123
Interest expense		39,795
Lease payments		(150,275)
Balance at December 31, 2022		378,643
Interest expense		8,220
Lease payments		(38,664)
Balance at March 31, 2023		$348,199

Which consists of:
	March 31, 2023	December 31, 2022
Current lease liability	$108,898	$133,962
Non-current lease liability	239,301	244,681
Ending balance	$348,199	$378,643

Maturity analysis	Total
Less than one year	$134,610
One to three years	209,308
Four to five years	57,686
Total undiscounted lease liabilities	401,604
Amount representing interest	(53,405)
$348,199